                            Select Ten Plus Fund, LLC

                               Semi-Annual Report

                                  June 30, 2000




                                    Contents

President's Letter............................................................ii
Financial Statements, Financial Highlights, and Schedule of
  Investments:
    Select Ten Plus Portfolio-March ...........................................1
    Select Ten Plus Portfolio-June, ...........................................4
    Select Ten Plus Portfolio-September........................................7
    Select Ten Plus Portfolio-December........................................10
Notes to Financial Statements.................................................13















THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND UNITS, IS A BANK AND FUND UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                       SELECT TEN PLUS FUND, LLC
--------------------------------------------------------------------------------





July 20, 2000



Dear Shareholders:


Enclosed is the Select Ten Plus Fund, LLC annual report for the fiscal period ended June 30, 2000. The report includes details on the investment holdings in the June, September, and December Portfolios of Select Ten Plus Fund, LLC as of June 30, 2000, as well as other pertinent financial information.

Select Ten Plus Fund, LLC follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy." Select Ten Plus Fund, LLC is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please contact us at your convenience.

Sincerely,


/s/ Edward J. Haines

Edward J. Haines
President

                        Select Ten Plus Portfolio - March

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                  JUNE 30, 2000
                                                                                              ----------------------
ASSETS
  Investments in securities, at value (cost $0 )--See accompanying schedule                           $      --
  Cash                                                                                                       36
  Dividends, interest and other receivables                                                               8,059
                                                                                              ----------------------
TOTAL ASSETS                                                                                          $   8,095

LIABILITIES
  Accrued expenses                                                                                        8,095
                                                                                              ----------------------
TOTAL LIABILITIES                                                                                         8,095
                                                                                              ----------------------

NET ASSETS                                                                                            $      --
                                                                                              ======================
Net Assets consist of:
  Paid-in capital                                                                                     $     136
  Accumulated net realized loss on investments                                                             (136)
                                                                                              ----------------------
NET ASSETS                                                                                            $      --
                                                                                              ======================

NET ASSET VALUE, offering and redemption price per share                                              $      --
                                                                                              ======================

Shares outstanding                                                                                           --
                                                                                              ======================

                             Statement of Operations

                                    Unaudited

                                                                                                 MARCH 31, 2000
                                                                                                (COMMENCEMENT OF
                                                                                               OPERATIONS) THROUGH
                                                                                                  JUNE 30, 2000
                                                                                              ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                         $      33

EXPENSES
  Custody and accounting expenses                                                                         4,169
  Directors' fees and expenses                                                                            1,284
  Professional fees                                                                                       1,027
  Errors and omissions insurance                                                                            755
  Printing and filing fees                                                                                  677
  Investment advisory and management fees                                                                     7
  Other expenses                                                                                            255
                                                                                              ----------------------
    Total expenses before reimbursement                                                                   8,174
    Less:  expense reimbursement                                                                         (8,128)
                                                                                              ----------------------
    Net expenses                                                                                             46
                                                                                              ----------------------
Net investment income                                                                                       (13)

Net realized and unrealized loss on investments                                                            (136)
                                                                                              ----------------------

Net decrease in net assets resulting from operations                                                  $    (149)
                                                                                              ======================

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Portfolio - March

                       Statement of Changes in Net Assets

                                    Unaudited

                                                                                               MARCH 31, 2000
                                                                                              (COMMENCEMENT OF
                                                                                             OPERATIONS) THROUGH
                                                                                                JUNE 30, 2000
                                                                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                                                             $        (13)
  Net realized loss on investments                                                                        (136)
                                                                                          --------------------------
    Net decrease in net assets resulting from operations                                                  (149)

Contract related transactions:
  Contributions from contract holders (668 shares)                                                       6,678
  Cost of shares redeemed (668 shares)                                                                  (6,529)
                                                                                          --------------------------
    Net increase in net assets resulting from share transactions                                           149
                                                                                          --------------------------

Total increase in net assets                                                                                --

NET ASSETS
Beginning of period                                                                                         --
                                                                                          --------------------------

End of period                                                                                     $         --
                                                                                          ==========================

SEE ACCOMPANYING NOTES.

                              Financial Highlights

                                    Unaudited

                                                                                              MARCH 31, 2000
                                                                                             (COMMENCEMENT OF
                                                                                            OPERATIONS) THROUGH
                                                                                            JUNE 30, 2000 (a)(b)
                                                                                          ------------------------
SELECTED PER-SHARE DATA
  Net asset value, beginning of period                                                            $      10.00
  Loss from investment operations:
    Net realized and unrealized loss on investments                                                     (10.00)
                                                                                          ------------------------
    Total from investment operations                                                                    (10.00)
                                                                                          ------------------------
  Net asset value, end of period                                                                  $         --
                                                                                          ========================

TOTAL RETURN                                                                                              (100%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                         $         --
 Ratio of net investment income to average net assets                                                    (0.76%)
 Ratio of expenses to average net assets                                                                  2.68%
 Ratio of net investment loss to average net assets before voluntary expense reimbursement             (474.07%)
 Ratio of expenses to average net assets before voluntary expense reimbursement                         475.99%
 Portfolio turnover rate                                                                                    --%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment adviser for the Fund.

(b) Financial Highlights reflect the liquidation of the Fund due to redemptions on June 13, 2000.

                        Select Ten Plus Portfolio - March

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited






    NOTE:
    The March Portfolio liquidated on June 13, 2000 as a result of redemptions. Therefore, there is no schedule of investments for the June 30, 2000 reporting period.





    OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2000 aggregated $6,194 and $6,058 respectively.

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Portfolio - June

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                  JUNE 30, 2000
                                                                                              ----------------------
ASSETS
  Investments in securities, at value (cost $192,888)--See accompanying schedule                   $    164,430
  Receivable for investments sold                                                                        83,063
  Due from investment advisor                                                                            29,443
  Dividends receivable                                                                                      322
                                                                                              ----------------------
TOTAL ASSETS                                                                                            277,258

LIABILITIES
  Cash overdraft                                                                                          2,913
  Payable for investments purchased                                                                      79,827
   Accrued expenses                                                                                      14,559
                                                                                              ----------------------
TOTAL LIABILITIES                                                                                        97,299
                                                                                              ----------------------

NET ASSETS                                                                                         $    179,959
                                                                                              ======================
Net Assets consist of:
  Paid-in capital                                                                                  $    242,342
  Undistributed net investment income                                                                     5,873
  Accumulated net realized loss on investments                                                          (39,798)
  Net unrealized depreciation on investments                                                            (28,458)
                                                                                              ----------------------
NET ASSETS                                                                                         $    179,959
                                                                                              ======================

NET ASSET VALUE, offering and redemption price per share                                           $       8.06
                                                                                              ======================

Shares outstanding                                                                                       22,336
                                                                                              ======================

                             Statement of Operations

                                    Unaudited

                                                                                                    SIX MONTHS
                                                                                                      ENDED
                                                                                                  JUNE 30, 2000
                                                                                              ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                      $      3,294

EXPENSES
  Custody and accounting expenses                                                                        10,052
  Directors' fees and expenses                                                                            3,116
  Professional fees                                                                                       2,493
  Errors and omissions insurance                                                                          1,831
  Printing and filing fees                                                                                1,643
  Investment advisory and management fees                                                                   571
  Other expenses                                                                                            623
                                                                                              ----------------------
    Total expenses before reimbursement                                                                  20,329
    Less:  expense reimbursement                                                                        (19,358)
                                                                                              ----------------------
    Net expenses                                                                                            971
                                                                                              ----------------------
Net investment income                                                                                     2,323
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment securities                                                            (32,942)
  Net unrealized appreciation during the period on investments                                            4,373
                                                                                              ----------------------
Net realized and unrealized loss on investments                                                         (28,569)
                                                                                              ----------------------

Net decrease in net assets resulting from operations                                               $    (26,246)
                                                                                              ======================

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Portfolio - June

                       Statements of Changes in Net Assets

                                                                                SIX MONTHS                 JUNE 30, 1999
                                                                                  ENDED                   (COMMENCEMENT OF
                                                                              JUNE 30, 2000             OPERATIONS) THROUGH
                                                                               (UNAUDITED)               DECEMBER 31, 1999
                                                                          -----------------------      -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                          $     2,323                 $     3,550
  Net realized loss on investments                                                   (32,942)                     (6,856)
  Net unrealized appreciation (depreciation) during the period on                      4,373                     (32,831)
  investments
                                                                          -----------------------      -----------------------
    Net decrease in net assets resulting from operations                             (26,246)                    (36,137)

Contract related transactions:
  Contributions from contract holders ( 0 and 47,905 shares, respectively)                --                     480,220
  Cost of shares redeemed (11,291 and 14,278 shares, respectively)                   (99,916)                   (137,962)
                                                                          -----------------------      -----------------------
    Net increase (decrease) in net assets resulting from share
    transactions                                                                     (99,916)                    342,258
                                                                          -----------------------      -----------------------

Total increase (decrease) in net assets                                             (126,162)                    306,121

NET ASSETS
Beginning of period                                                                  306,121                          --
                                                                          -----------------------      -----------------------

End of period (including undistributed net investment income of $5,873
    and $3,550, respectively)                                                    $   179,959                 $   306,121
                                                                          =======================      =======================

SEE ACCOMPANYING NOTES.

                              Financial Highlights

                                                                                         SIX MONTHS               JUNE 30, 1999
                                                                                            ENDED                (COMMENCEMENT OF
                                                                                        JUNE 30, 2000          OPERATIONS) THROUGH
                                                                                       (UNAUDITED) (a)           DECEMBER 31, 1999
                                                                                   -----------------------    ----------------------
SELECTED PER-SHARE DATA
  Net asset value, beginning of period                                                       $    9.10                 $   10.00
  Loss from investment operations:
    Net investment income                                                                           --                      0.11
    Net realized and unrealized loss on investments                                              (1.04)                    (1.01)
                                                                                   -----------------------    ----------------------
    Total from investment operations                                                             (1.04)                    (0.90)
                                                                                   -----------------------    ----------------------
  Net asset value, end of period                                                             $    8.06                 $    9.10
                                                                                   =======================    ======================

TOTAL RETURN                                                                                    (11.50%)                   (8.97%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                    $     180                 $     306
 Ratio of net investment income to average net assets                                             2.03%                     1.80%
 Ratio of expenses to average net assets                                                          0.85%                     0.85%
 Ratio of net investment loss to average net assets
    before voluntary expense reimbursement                                                      (14.92%)                   (7.98%)
 Ratio of expenses to average net assets before voluntary expense reimbursement                  17.80%                    10.63%
 Portfolio turnover rate                                                                            36%                       49%


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as Fund adviser.

                        Select Ten Plus Portfolio - June

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100%)
   BASIC MATERIALS (20.0%)
       Du Pont (E.I.) de Nemours and Company                                      368               $ 16,100
       International Paper Company                                                565                 16,844
                                                                                                 ---------------
                                                                                                      32,944
   CAPITAL GOODS (19.8%)
       Caterpillar, Inc.                                                          481                 16,294
       Minnesota Mining and Manufacturing Company                                 197                 16,253
                                                                                                 ---------------
                                                                                                      32,547
   COMMUNICATION SERVICES (10.1%)
       AT & T Corporation                                                         524                 16,571

   CONSUMER CYCLICAL (19.8%)
       Eastman Kodak Company                                                      267                 15,887
       General Motors Corporation                                                 286                 16,600
                                                                                                 ---------------
                                                                                                      32,487
   CONSUMER STAPLE (20.9%)
       Philip Morris Companies, Inc.                                              625                 16,602
       Proctor & Gamble Corporation                                               312                 17,862
                                                                                                 ---------------
                                                                                                      34,464

   FINANCIAL (9.4%)
       J.P. Morgan & Company, Inc.                                                140                 15,417
                                                                                                 ---------------


   TOTAL COMMON STOCKS (Cost $192,888)                                                                164,430
                                                                                                 ---------------
   TOTAL INVESTMENTS (100%)                                                                         $ 164,430
                                                                                                 ===============



    OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2000 aggregated $80,350 and $182,269, respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $28,458 of which $1,115 related to appreciated investments and $29,573 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

   SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - September

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                   JUNE 30, 2000
                                                                                               ---------------------
ASSETS
  Investments in securities, at value (cost $375,800)--See accompanying schedule                    $   300,105
  Due from investment advisor                                                                            13,332
  Receivable for investments sold                                                                         2,954
  Dividends receivable                                                                                    1,404
                                                                                               ---------------------
TOTAL ASSETS                                                                                            317,795

LIABILITIES
  Cash overdraft                                                                                          2,846
  Accrued expenses                                                                                       14,955
                                                                                               ---------------------
TOTAL LIABILITIES                                                                                        17,801
                                                                                               ---------------------

NET ASSETS                                                                                          $   299,994
                                                                                               =====================
Net assets consist of:
  Paid-in capital                                                                                   $   366,040
  Undistributed net investment income                                                                     6,950
  Accumulated net realized gain on investments                                                            2,699
  Net unrealized depreciation on investments                                                            (75,695)
                                                                                               ---------------------
NET ASSETS                                                                                          $   299,994
                                                                                               =====================

UNIT VALUE, offering and redemption price per unit                                                  $      8.39
                                                                                               =====================

Units outstanding                                                                                        35,760
                                                                                               =====================

                             Statement of Operations

                                    Unaudited

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                  JUNE 30, 2000
                                                                                              ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                   $         6,028

EXPENSES
  Custody and accounting expenses                                                                        10,052
  Directors' fees and expenses                                                                            3,116
  Professional fees                                                                                       2,493
  Errors and omissions insurance                                                                          1,831
  Printing and filing fees                                                                                1,643
  Investment advisory and management fees                                                                   865
  Other expenses                                                                                            623
                                                                                              ----------------------
    Total expenses before reimbursement                                                                  20,623
    Less:  expense reimbursement                                                                        (19,153)
                                                                                              ----------------------
    Net expenses                                                                                          1,470
                                                                                              ----------------------
Net investment income                                                                                     4,558

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment securities                                                              2,699
  Net unrealized depreciation during the period on investments                                          (48,202)
                                                                                              ----------------------

   Net realized and unrealized loss on investments                                                      (45,503)
                                                                                              ----------------------
   Net decrease in net assets resulting from operations                                         $       (40,945)
                                                                                              ======================

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - September

                       Statements of Changes in Net Assets

                                                                                     SIX MONTHS           SEPTEMBER 30, 1999
                                                                                       ENDED               (COMMENCEMENT OF
                                                                                   JUNE 30, 2000          OPERATIONS) THROUGH
                                                                                    (UNAUDITED)            DECEMBER 31, 1999
                                                                                ---------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                           $        4,558            $        2,392
  Net realized gain on investments                                                         2,699                        --
  Net unrealized depreciation during the period on investments                           (48,202)                  (27,493)
                                                                                ---------------------    ----------------------
    Net decrease in net assets resulting from operations                                 (40,945)                  (25,101)

Contract related transactions:
  Contributions from contract holders (198 and 44,619 shares, respectively)                1,829                   446,220
  Cost of shares redeemed (8,761 and 296 shares, respectively)                           (79,173)                   (2,836)
                                                                                ---------------------    ----------------------
    Net increase (decrease) in net assets resulting from share transactions              (77,344)                  443,384
                                                                                ---------------------    ----------------------

Total increase (decrease) in net assets                                                 (118,289)                  418,283

NET ASSETS
Beginning of period                                                                      418,283                        --
                                                                                ---------------------    ----------------------

End of period (including undistributed net investment income of $6,950 and
   $2,392, respectively)                                                          $      299,994            $      418,283
                                                                                =====================    ======================

SEE ACCOMPANYING NOTES.

                              Financial Highlights

                                                                                     SIX MONTHS            SEPTEMBER 30, 1999
                                                                                       ENDED                (COMMENCEMENT OF
                                                                                   JUNE 30, 2000           OPERATIONS) THROUGH
                                                                                  (UNAUDITED) (a)           DECEMBER 31, 1999
                                                                                ---------------------    ----------------------
SELECTED PER-SHARE DATA
  Net asset value, beginning of period                                            $         9.44            $        10.00
  Loss from investment operations:
    Net investment income                                                                   0.03                      0.05
    Net realized and unrealized loss on investments                                        (1.08)                    (0.61)
                                                                                ---------------------    ----------------------
    Total from investment operations                                                       (1.05)                    (0.56)
                                                                                ---------------------    ----------------------
  Net asset value, end of period                                                  $         8.39            $         9.44
                                                                                =====================    ======================

TOTAL RETURN                                                                              (11.04%)                   (5.63%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                         $          300            $          418
 Ratio of net investment income to average net assets                                       2.63%                     2.18%
 Ratio of expenses to average net assets                                                    0.85%                     0.85%
 Ratio of net investment loss to average net assets before voluntary expense
  reimbursements                                                                           (8.44%)                   (6.68%)
 Ratio of expenses to average net assets before voluntary expense reimbursement            11.92%                     9.71%
 Portfolio turnover rate                                                                      --%                       --%



PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as Fund adviser.

                      Select Ten Plus Portfolio - September

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100%)
   BASIC MATERIALS (6.2%)
       Du Pont (E.I.) de Nemours and Company                                      424              $  18,550

   CAPITAL GOODS (21.0%)
       Caterpillar, Inc.                                                          741                 25,101
       Minnesota Mining and Manufacturing Company                                 459                 37,868
                                                                                                 ---------------
                                                                                                      62,969
   CONSUMER CYCLICAL (26.9% )
       Eastman Kodak Company                                                      591                 35,165
       General Motors Corporation                                                 463                 26,908
       The Goodyear Tire & Rubber Company                                         927                 18,540
                                                                                                 ---------------
                                                                                                      80,613
   CONSUMER STAPLE (22.2%)
       Sears, Roebuck and Company                                               1,057                 34,485
       Philip Morris Companies, Inc.                                            1,216                 32,300
                                                                                                 ---------------
                                                                                                      66,785
   ENERGY (13.2%)
       Chevron Corporation                                                        468                 39,692

   FINANCIAL (10.5%)
       J.P. Morgan & Company, Inc.                                                286                 31,496


                                                                                                 ---------------
   TOTAL COMMON STOCKS (Cost $375,800)                                                               300,105
                                                                                                 ===============
   TOTAL INVESTMENTS (100%)                                                                        $ 300,105
                                                                                                 ===============



    OTHER INFORMATION:
    Cost of purchases of securities and proceeds from sales, excluding short-term securities, for the period ended June 30, 2000 aggregated $798 and $68,940, respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $75,695 of which $2,522 related to appreciated investments and $78,217 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

   SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - December

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                   JUNE 30, 2000
                                                                                               ---------------------
ASSETS
  Investments in securities, at value (cost $4,642)--See accompanying schedule                     $      3,841
  Receivable for investments sold                                                                        18,640
  Due from investment advisor                                                                             3,259
  Dividends receivable                                                                                       41
                                                                                               ---------------------
TOTAL ASSETS                                                                                             25,781

LIABILITIES
  Cash overdraft                                                                                          3,139
  Accrued expenses                                                                                        9,937
                                                                                               ---------------------
TOTAL LIABILITIES                                                                                        13,076

NET ASSETS                                                                                         $     12,705
                                                                                               =====================
Net assets consist of:
  Paid-in capital                                                                                  $     18,332
  Undistributed net investment income                                                                       394
  Accumulated net realized loss                                                                          (5,220)
  Net unrealized depreciation on investments                                                               (801)
                                                                                               ---------------------
NET ASSETS                                                                                         $     12,705
                                                                                               =====================

NET ASSET VALUE, offering and redemption price per share                                           $       9.35
                                                                                               =====================

Shares outstanding                                                                                        1,359
                                                                                               =====================

                             Statement of Operations

                                    Unaudited

                                                                                                   SIX MONTHS
                                                                                                     ENDED
                                                                                                  JUNE 30, 2000
                                                                                             -----------------------
INVESTMENT INCOME - DIVIDENDS                                                                    $          573

EXPENSES
  Custody and accounting expenses                                                                        10,025
  Directors' fees and expenses                                                                            3,116
  Professional fees                                                                                       2,493
  Errors and Omissions Insurance                                                                          1,745
  Printing and filing fees                                                                                1,643
  Investment advisory and management fees                                                                   105
  Other expenses                                                                                            708
                                                                                             -----------------------
    Total expenses before reimbursement                                                                  19,835
Less: expense reimbursement                                                                             (19,657)
                                                                                             -----------------------
Net expenses                                                                                                178
                                                                                             -----------------------
Net investment income                                                                                       395

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investment securities                                                            (5,220)
   Net unrealized depreciation during the period on investments                                          (1,009)
                                                                                             -----------------------
   Net realized and unrealized loss on investments                                                       (6,229)
                                                                                             -----------------------
Net decrease in net assets resulting from operations                                             $       (5,834)
                                                                                             =======================

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - December

                       Statements of Changes in Net Assets

                                                                                                            FOR THE ONE DAY
                                                                                         SIX MONTHS           PERIOD ENDED
                                                                                            ENDED           DECEMBER 31, 1999
                                                                                        JUNE 30, 2000       (COMMENCEMENT OF
                                                                                         (UNAUDITED)           OPERATIONS)
                                                                                      -----------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        $         395        $            (1)
   Net realized gain (loss) on investments                                                    (5,220)                    --
   Net unrealized appreciation (depreciation) during the period on investments                (1,009)                   208
                                                                                      -----------------    -------------------
     Net decrease in net assets resulting from operations                                     (5,834)                  (207)

Contract related transactions:
   Contributions from contract holders (190 shares and 6,208 shares, respectively)             1,814                 62,086
    Cost of shares redeemed (5,039 shares and 0 shares, respectively)                        (45,568)                    --
                                                                                      -----------------    -------------------
        Net increase (decrease) in net assets resulting from share transactions              (43,754)                62,086
                                                                                      -----------------    -------------------
Total increase (decrease) in net assets                                                      (49,588)                62,293

NET ASSETS
Beginning of period                                                                           62,293                     --
                                                                                      -----------------    -------------------
End of period (including undistributed net income of $394 and $1 of accumulated net
   loss, respectively)                                                                 $      12,705        $        62,293
                                                                                      =================    ===================

SEE ACCOMPANYING NOTES.

                              Financial Highlights

                                                                                                         FOR THE ONE DAY
                                                                                     SIX MONTHS            PERIOD ENDED
                                                                                        ENDED            DECEMBER 31, 1999
                                                                                    JUNE 30, 2000        (COMMENCEMENT OF
                                                                                   (UNAUDITED) (a)          OPERATIONS)
                                                                                  --------------------  -------------------
SELECTED PER-SHARE DATA
 Net asset value, beginning of period                                                $       10.03         $      10.00
 Income from investment operations:
   Net investment income                                                                      0.29                   --
   Net realized and unrealized gain (loss) on investments                                    (0.97)                0.03
                                                                                  --------------------  -------------------
   Total from investment operations                                                          (0.68)                0.03
                                                                                  --------------------  -------------------
 Net asset value, end of period                                                      $        9.35         $      10.03
                                                                                  ====================  ===================
TOTAL RETURN                                                                                 (7.59%)               0.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                             $          13         $         62
Ratio of net investment income (loss) to average net assets                                   1.88%               (0.50%)
Ratio of expenses to average net assets                                                       0.85%                0.50%
Ratio of net investment loss to average net assets before voluntary expense
  Reimbursements                                                                            (91.72%)             (54.50%)
Ratio of expenses to average net assets before voluntary expense reimbursement               94.45%               54.50%
Portfolio turnover rate                                                                          5%                  --%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as Fund adviser.

                      Select Ten Plus Portfolio - December

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                            NUMBER
                                                                           OF SHARES                VALUE
                                                                         --------------       ------------------
COMMON STOCKS (100%)
BASIC MATERIALS (31.4%)
    Du Pont (E.I.) de Nemours and Company                                       12                   $    525
    Exxon Mobil Corporation                                                      6                        470
    International Paper Company                                                  7                        210
                                                                                              ------------------
                                                                                                        1,205
CAPITAL GOODS (18.2%)
    Caterpillar, Inc.                                                            6                        203
    Minnesota Mining and Manufacturing Company                                   6                        495
                                                                                              ------------------
                                                                                                          698
COMMUNICATIONS SERVICES (7.9%)
    SBC Communications, Inc.                                                     7                        303

CONSUMER CYCLICAL (19.9%)
    Eastman Kodak Company                                                        7                        417
    General Motors Corporation                                                   6                        352
                                                                                              ------------------
                                                                                                          769
CONSUMER STAPLE (11.1% )
    Philip Morris Companies, Inc.                                               16                        425

FINANCIAL (11.5%)
    J.P. Morgan & Company, Inc.                                                  4                        441
                                                                                              ------------------


TOTAL COMMON STOCKS (Cost $4,642)                                                                       3,841
                                                                                              ------------------
TOTAL INVESTMENTS (100%)                                                                             $  3,841
                                                                                              ==================


    OTHER INFORMATION:
    Cost of purchases of securities and proceeds of sales, excluding short-term securities, for the period ended June 30, 2000 aggregated $120 and $49,352, respectively. At June 30, 2000, net unrealized appreciation for tax purposes aggregated $801 of which $49 related to appreciated investments and $850 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

   SEE ACCOMPANYING NOTES.

                            Select Ten Plus Fund, LLC

                          Notes to Financial Statements

                                  June 30, 2000

                                    Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Select Ten Plus Fund, LLC (the "Fund") was formed as of September 30, 1998. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. Contributions to the Fund are presently limited to PINNACLE contractholders. PINNACLE is a flexible premium variable annuity issued by National Integrity Life Insurance Company ("National Integrity"). National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company ("Integrity"). The Fund is currently divided into four portfolios: Select Ten Plus Portfolio-March, Select Ten Plus Portfolio-June, Select Ten Plus Portfolio-September, and Select Ten Plus Portfolio-December (the "Portfolio(s)"). Each Portfolio is a non-diversified investment company invests directly in securities. The Portfolios seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months.

Touchstone Securities Corporation ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Fund. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Fund pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser to the Fund pursuant to a sub-advisory agreement.

Western and Southern Life Insurance Company ("W&S") is the ultimate parent of National Integrity and Integrity, Touchstone Advisors and Touchstone Securities. ARM Financial Group, Inc. ("ARM") was the parent of Integrity and National Integrity prior to March 3, 2000. In addition, prior to March 3, 2000, ARM Securities Corporation and Integrity Capital Advisors, Inc. were the principal underwriter and investment adviser to the Fund, respectively. (See Note 3)

                            Select Ten Plus Fund, LLC

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Portfolios.

FEDERAL INCOME TAX MATTERS

The Fund is a limited liability company with all its interests owned by National Integrity. Accordingly, the Fund is taxed as part of the operations of National Integrity and is not taxed separately.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors, the Fund's investment adviser since March 3, 2000, has entered into a sub-advisory agreement with a registered sub-adviser for each of the Portfolios. National Asset serves as the sub-adviser to each of the Portfolios. For providing investment management services to the Portfolios, Touchstone Advisors receives a monthly fee based on an annual rate of .50% of each Portfolio's average daily net assets. Touchstone Advisors, not the Fund, pays sub-

                            Select Ten Plus Fund, LLC

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

advisory fees to National Asset based on the combined average daily net assets of the Portfolios and the Divisions that comprise Separate Account Ten of Integrity Life Insurance Company (collectively, the "net asset base"). Fees under the sub-advisory agreement are paid at an annual rate of .10% of the net asset base up to $100 million and .05% of the net asset base in excess of $100 million. Touchstone Advisors has agreed to reimburse each Portfolio for operating expenses (excluding management fees) above an annual rate of 0.35% of the Portfolios' average net assets.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. On December 17, 1999 ARM announced that it had entered into a purchase agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity. The transaction closed on March 3, 2000. ARM Securities Corporation and Integrity Capital Advisors ceased to be affiliated with Integrity and National Integrity subsequent to March 3, 2000 when the acquisition by W&S was complete. In conjunction with the acquisition, Touchstone Securities became the principal underwriter of variable annuities for both Integrity and National Integrity and Touchstone Advisors became the investment adviser for the Fund.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Touchstones Securities, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. Western and Southern is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

4. SHAREHOLDER MEETINGS

A Special Meeting of Shareholders of the June, September and December Portfolios was held on April 4, 2000. Each matter voted upon at that meeting, as well as the number of votes cast for,

                            Select Ten Plus Fund, LLC

4. SHAREHOLDER MEETINGS (CONTINUED)

against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters. Abstentions have the effect of a negative vote on a proposal. The results are set forth below:

1.      (a) June Portfolio Shareholders approved a new investment management agreement the ("New Management Agreement") between the Fund and Touchstone Advisors.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                26,727.894                      -                    3,363.291                    -


        (b) September Portfolio Shareholders approved the New Management Agreement between the Fund and Touchstone Advisors.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,263.647                      -                     465.627                     -


        (c) December Portfolio Shareholders approved the New Management Agreement between the Fund and Touchstone Advisors.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -



2.      (a) June Portfolio Shareholders approved a new sub-advisory agreement between National Asset and Touchstone Advisors.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                27,727.894                      -                    3,363.291                    -

                            Select Ten Plus Fund, LLC

4. SHAREHOLDER MEETINGS (CONTINUED)


        (b) September Portfolio Shareholders approved a new sub-advisory agreement between National Asset and Touchstone Advisors.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,263.647                      -                     465.627                     -


        (c) December Portfolio Shareholders approved a new sub-advisory between agreement National Asset and Touchstone Advisors.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -



3.      (a) June Portfolio Shareholders elected John R. Lindholm to the Fund's
            Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                31,091.185                      -                        -                        -


        (b) September Portfolio Shareholders elected John R. Lindholm to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,729.274                      -                        -                        -


        (c) December Portfolio Shareholders elected John R. Lindholm to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -

                            Select Ten Plus Fund, LLC

4. SHAREHOLDER MEETINGS (CONTINUED)

4.      (a) June Portfolio Shareholders elected Chris LaVictoire Mahai to the
            Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                31,091.185                      -                        -                        -


        (b) September Portfolio Shareholders elected Chris LaVictoire Mahai to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,729.274                      -                        -                        -


        (c) December Portfolio Shareholders elected Chris LaVictoire Mahai to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -


5.      (a) June Portfolio Shareholders elected William B. Faulkner to the
            Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                31,091.185                      -                        -                        -


        (b) September Portfolio Shareholders elected William B. Faulkner to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,729.274                      -                        -                        -

                            Select Ten Plus Fund, LLC

4. SHAREHOLDER MEETINGS (CONTINUED)

        (c) December Portfolio Shareholders elected William B. Faulkner to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -


6.      (a) June Portfolio Shareholders elected John Katz to the Fund's Board of
            Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                31,091.185                      -                        -                        -


        (b) September Portfolio Shareholders elected John Katz to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,729.274                      -                        -                        -


        (c) December Portfolio Shareholders elected John Katz to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -


7.      (a) June Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the
            Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                31,091.185                      -                        -                        -

                            Select Ten Plus Fund, LLC

4. SHAREHOLDER MEETINGS (CONTINUED)

        (b) September Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,729.274                      -                        -                        -


        (c) December Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the Fund's Board of Managers.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -

8.      (a) June Portfolio Shareholders ratified the selection of Ernst & Young
            LLP as the Fund's independent accountants for the fiscal year ending December 31, 2000.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                27,727.894                      -                    3,363.291                    -


        (b) September Portfolio Shareholders ratified the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending December 31, 2000.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                39,587.838                      -                     141.436                     -


        (c) December Portfolio Shareholders ratified the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending December 31, 2000.

                  Shares                      Shares                                           Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
                6,009.163                       -                        -                        -